Pension And Postretirement Benefits (Change In The Value Of Plan Assets And The Plans' Funded Status) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension Benefit [Member]
Fair value of plan assets at beginning of year	$ 47,621	$ 46,873
Actual return on plan assets	2,238	6,230
Change in fair value of plan assets - benefits paid	(4,950)	(5,485)
Contributions	1,000	0
Other	(2)	3
Fair value of plan assets at end of year	45,907	47,621
Unfunded status at end of year	(10,203)	(6,296)
Postretirement Benefit [Member]
Fair value of plan assets at beginning of year	12,747	11,513
Actual return on plan assets	(224)	1,472
Change in fair value of plan assets - benefits paid	(2,633)	(244)
Contributions	0	0
Other	0	6
Fair value of plan assets at end of year	9,890	12,747
Unfunded status at end of year	$ (25,063)	$ (23,891)